Inventory Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements
Amounts included in accounts payable-inventory financing are as follows:

	December 31,
(in millions)	2016	2015
Revolving Loan inventory financing agreement	$558.3	$427.0
Other inventory financing agreements	22.1	12.6
Accounts payable-inventory financing	$580.4	$439.6